Earnings (Loss) Per Common Share from Continuing Operations	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings (Loss) Per Common Share from Continuing Operations
Earnings (Loss) Per Common Share from Continuing Operations
 The following table summarizes the calculation of earnings per share.

	Years Ended December 31,
	2017	2016	2015
	(Millions, except per-share amounts)
Income (loss) from continuing operations attributable to WPX Energy, Inc.	$24	$(672)	40
Less: Dividends on preferred stock	15	18	9
Less: Loss on induced conversion of preferred stock	—	22	—
Income (loss) from continuing operations attributable to WPX Energy, Inc. available to common stockholders for basic and diluted income (loss) per common share	$9	$(712)	$31
Basic weighted-average shares	395.1	313.3	234.2
Effect of dilutive securities(a):
Nonvested restricted stock units and awards	2.1	—	1.3
Stock options	0.2	—	0.1
Diluted weighted-average shares(a)	397.4	313.3	235.6
Income (loss) per common share from continuing operations:
Basic	$0.02	$(2.28)	$0.13
Diluted	$0.02	$(2.28)	$0.13

 __________
(a) The following table includes amounts that have been excluded from the computation of diluted earnings (loss) per common share as their inclusion would be antidilutive due to our loss from continuing operations attributable to WPX Energy, Inc. available to common stockholders. The common shares issuable upon assumed conversion of 6.25% Series A mandatory convertible preferred stock have been excluded from the computation of diluted earnings per share as their inclusion would be antidilutive due to application of the if-converted method.

	Years Ended December 31,
	2017	2016	2015
	(Millions)
Weighted-average nonvested restricted stock units and awards	—	2.2	—
Weighted-average stock options	—	0.1	—
Common shares issuable upon assumed conversion of 6.25% Series A mandatory convertible preferred stock (Note 14)	19.8	23.8	15.5

The table below includes information related to stock options that were outstanding at December 31, 2017, 2016 and 2015 but have been excluded from the computation of weighted-average stock options due to the option exercise price exceeding the fourth quarter weighted-average market price of our common shares.

	December 31,
	2017	2016	2015
Options excluded (millions)	1.5	2.0	2.6
Weighted-average exercise price of options excluded	$17.80	$17.42	$16.16
Exercise price range of options excluded	$14.41 - $21.81	$14.41 - $21.81	$11.46 - $21.81
Fourth quarter weighted-average market price	$12.10	$13.23	$7.43

The diluted weighted-average shares excludes the effect of approximately 0.6 million and 3.0 million nonvested restricted stock units for 2017 and 2015, respectively. These restricted stock units were antidilutive under the treasury stock method.